DEFERRED CONNECTION FEES (Tables)	12 Months Ended
Dec. 31, 2010
DEFERRED CONNECTION FEES
Schedule of changes in deferred connection fees

	2010	2009
Balance, beginning of the year	$163,098	$174,225
Payments received and deferred during the year	89,030	60,590
Amounts amortized and recognized as revenue during the year	(95,706)	(67,057)
Currency translation adjustment	(1,134)	(4,660)

Balance, end of the year	155,288	163,098
Less: current portion	(49,212)	(46,930)

Non-current portion	$106,076	$116,168